Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Income Tax Reconciliation	However, the Company’s UK, Polish and Singaporean subsidiaries and Maltese VIE (please read Note 9 (Variable Interest Entities) to our consolidated financial statements) are subject to local taxes.

	2017 (in thousands)	2018 (in thousands)	2019 (in thousands)
Net Income/(loss)	$5,310	$(5,739)	$(16,607)
Tax expense at statutory rate	$—	$—	$—

Total statutory tax charge	$—	$—	$—
Tax charge in UK subsidiaries	$221	$254	$199
Tax credit in Polish subsidiary	$(130)	$(147)	$(65)
Tax charge in Singapore subsidiary	$306	$226	$213
Tax charge in Maltese VIE (note 9)	$—	$—	$5

Total Tax charge	$397	$333	$352